Virtus Zevenbergen Technology Fund,
a series of Virtus Investment Trust

Supplement dated May 17, 2023 to the Virtus Investment Trust Statutory Prospectus

and Statement of Additional Information (“SAI”),

each dated October 28, 2022, as supplemented

Important Notice to Investors

Effective May 15, 2023, the address for Zevenbergen Capital Investments LLC has changed. All references to the address previously listed in Seattle, Washington are hereby changed to 326 Admiral Way, Suite 200 Edmonds, WA 98020.

Investors should retain this supplement with the Prospectus and SAI for future reference.

VIT 8061 Zevenbergen Technology Fund Address Change (5/2023)